Related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Schedule of balances and transactions with fellow Lloyds Banking Group undertakings	The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc, and fellow Group undertakings. These are included on the balance sheet as follows:

	At 30 Jun 2026 £m	At 31 Dec 2025 £m

Assets, included within:
Derivative financial instruments	722	742
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	1,462	1,182

Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	5,522	3,852
Derivative financial instruments	610	580
Debt securities in issue at amortised cost	19,506	18,223
Subordinated liabilities	8,214	8,600